Appendix II: Board and Senior Management Compensation	12 Months Ended
Dec. 31, 2024
Disclosure Of Compensation [Abstract]
Appendix II: Board and Senior Management Compensation	Appendix II: Board and Senior Management Compensation
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López [7]	1,923,100	—	—	3,513,504	—	6,207	5,442,811
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	10,000	—	91,200	—	301,200
Mr. Ángel Vilá Boix	1,600,000	—	—	2,436,000	—	27,383	4,063,383
Ms. María Luisa García Blanco	—	120,000	38,000	—	33,600	—	191,600
Mr. Peter Löscher	—	120,000	26,000	—	113,600	—	259,600
Mr. Carlos Ocaña Orbis [8]	—	80,000	8,000	—	60,800	—	148,800
Ms. Verónica Pascual Boé	—	120,000	12,000	—	11,200	—	143,200
Mr. Francisco Javier de Paz Mancho	—	120,000	25,000	—	113,600	—	258,600
Mr. Alejandro Reynal Ample	—	120,000	—	—	—	—	120,000
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Ms. María Rotondo Urcola	—	120,000	25,000	—	22,400	—	167,400
Ms. Claudia Sender Ramírez	—	120,000	1,000	—	80,000	—	201,000
Ms. Solange Sobral Targa	—	120,000	10,000	—	11,200	—	141,200
[1]Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
[2]Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, whether or not it can be consolidated over time, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
[3] Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
[4]Short-term variable remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2024 and to be paid in the year 2025. In reference to the bonus corresponding to 2023, which was paid in 2024, Executive Board Member Mr José María Álvarez-Pallete López received 3,717,737 euros and Executive Board Member Mr Ángel Vilá Boix received 2,577,600 euros.
[5]Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Commission and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings.
[6]Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A.
7 Mr.José María Álvarez-Pallete López ceased as Executive Chairman and Director of the Company on January 18, 2025. Likewise, on the same date, it was agreed to co-opt Mr. Marc Thomas Murtra Millar as the new Executive Chairman of the Board of Directors of Telefónica, S.A.
8 Mr. Carlos Ocaña Orbis was appointed Director of the Company on May 8, 2024.
Ms. Carmen García de Andrés stood down as Board Member on May 7, 2024. Mr. José Javier Echenique Landiríbar passed away on December 15, 2024. Payment received and/or accrued by them in 2024 is detailed below:
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José Javier Echenique Landiríbar	—	200,000	27,000	—	113,600	—	340,600
Ms. Carmen García de Andrés	—	40,000	12,000	—	7,467	—	59,467
1 to 6: Definitions of these concepts are those included in the previous table.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:
OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López [7]	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	87,500	87,500
Mr. Peter Löscher	—	125,997	—	—	—	—	125,997
Mr. Carlos Ocaña Orbis [8]	—	—	—	—	—	—	—
Ms. Verónica Pascual Boé	—	90,000	—	—	—	65,000	155,000
Mr. Francisco Javier de Paz Mancho	—	173,159	—	—	—	155,000	328,159
Mr. Alejandro Reynal Ample	—	—	—	—	—	—	—
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Ms. María Rotondo Urcola	—	—	—	—	—	—	—
Ms. Claudia Sender Ramírez	—	—	—	—	—	132,500	132,500
Ms. Solange Sobral Targa	—	85,659	—	—	—	—	85,659
1. Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
3. Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2024 and to be paid in the year 2025 by other companies of the Telefónica Group.
5. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group. Also included are the amounts received for membership of the Advisory Boards of Telefónica España, Telefónica Hispanoamérica, Telefónica Tech and Telefónica Ingeniería de Seguridad.
7 Mr.José María Álvarez-Pallete López ceased as Executive Chairman and Director of the Company on January 18, 2025. Likewise, on the same date, it was agreed to co-opt Mr. Marc Thomas Murtra Millar as the new Executive Chairman of the Board of Directors of Telefónica, S.A.
8 Mr. Carlos Ocaña Orbis was appointed Director of the Company on May 8, 2024.
Ms. Carmen García de Andrés stood down as Board Member on May 7, 2024. Mr. José Javier Echenique Landiríbar passed away on December 15, 2024. Payment received and/or accrued by them with respect to the other companies of the Telefónica Group in 2024 is detailed below:
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José Javier Echenique Landiríbar	—	90,000	—	—	—	87,500	177,500
Ms. Carmen García de Andrés	—	—	—	—	—	—	—
1 to 6: Definitions of these concepts are those included in the previous table.
Additionally, the Executive Board Members have a series of Assistance Services. Below, the contributions made during 2024 are detailed for the Company to long-term savings systems (Pension Plans and Social Welfare Plan):
LONG-TERM SAVINGS SYSTEMS
(Amounts in euros)

Directors	Contributions for fiscal year 2024
Mr. José María Álvarez-Pallete López[1]	673,085
Mr. Ángel Vilá Boix	560,000
1 Mr.José María Álvarez-Pallete López ceased as Executive Chairman and Director of the Company on January 18, 2025. Likewise, on the same date, it was agreed to co-opt Mr. Marc Thomas Murtra Millar as the new Executive Chairman of the Board of Directors of Telefónica, S.A.
The breakdown of the long-term saving systems includes contributions to Pension Plans, to the Benefit Plan and to the Unit link-type Insurance, as set out below:
(Amounts in euros)

Directors	Contribution to Pension Plans	Contribution to Executive Social Welfare Plan[1]	Contributions to Unit link-type Insurance/Pension Plan Surplus[2]
Mr. José María Álvarez-Pallete López[3]	7,574	540,968	124,543
Mr. Ángel Vilá Boix	6,721	487,840	65,439
1. Contributions to the Executive Social Welfare Plan established in 2006, financed exclusively by the Company, to complement the current Pension Plan, which involves defined contributions equivalent to a certain percentage of the fixed remuneration of the Director, depending on the professional levels in the organization of the Telefónica Group.
2. Contributions to Unit link-type Insurance/Pension Plan Surplus: In 2015 and 2021, applicable law reduced the financial and tax limits of the contributions to Pension Plans; for this reason, in order to compensate for the difference in favor of the Beneficiaries, a Unit-link type group insurance policy was arranged to channel such differences that occur during each fiscal year.
This Unit-link type insurance is arranged with the entity Occident GCO, S.A.U. de Seguros y Reaseguros, and covers the same contingencies as those of the “Pension Plan” and the same exceptional liquidity events in case of serious illness or long-term unemployment.
3 Mr.José María Álvarez-Pallete López ceased as Executive Chairman and Director of the Company on January 18, 2025. Likewise, on the same date, it was agreed to co-opt Mr. Marc Thomas Murtra Millar as the new Executive Chairman of the Board of Directors of Telefónica, S.A.
LIFE INSURANCE PREMIUMS
The 2024 amounts for life insurance premiums were as follows:
(Amounts in euros)

Directors	Life insurance premiums
Mr. José María Álvarez-Pallete López[1]	41,708
Mr. Ángel Vilá Boix	33,328
1 Mr.José María Álvarez-Pallete López ceased as Executive Chairman and Director of the Company on January 18, 2025. Likewise, on the same date, it was agreed to co-opt Mr. Marc Thomas Murtra Millar as the new Executive Chairman of the Board of Directors of Telefónica, S.A.
REMUNERATION PLANS BASED ON SHARES
As regards to remuneration plans based on shares (involving Executive Directors Mr. José María Álvarez Pallete-López and Mr. Ángel Vilá Boix), the following long-term variable remuneration plans were in existence during the year 2024:
The so-called Performance Share Plan ("PSP"), made up of: the Long-Term Incentive Plan 2021-2025 (with Second cycle (2022-2024) and Third cycle (2023-2025) active) approved by the General Shareholders' Meeting held on April 23, 2021, and the Long-Term Incentive Plan 2024-2028 (with First cycle (2024-2026) active), approved by the General Shareholders' Meeting held on April 12, 2024.

The Second cycle (2022-2024) of the Long-Term Incentive Plan 2021-2025 started on January 1, 2022 and ended on December 31, 2024.
In this cycle, a maximum of 1,740,000 shares were allocated to the Executive Directors on January 1, 2022, with a unit fair value of 2.9515 euros per share for FCF ("Free Cash Flow"), 2.4316 euros for TSR ("Total Shareholder Return") and 2.9515 euros for the CO2 Emission Neutralization and Reduction target.
At the end of the cycle, Kepler provided the Nominating, Compensation and Corporate Governance Committee with the calculation of Telefónica's Total Shareholder Return, which was 33.6% at the end of the period, ranking fourth in the comparison group, i.e. above the 75th percentile according to the established scale of achievement, and generating a weighted payout ratio of 50% linked to relative TSR.
With regard to the Free Cash Flow, after taking into account the partial annual payments for 2022, 2023 and 2024, previously audited and approved by the Telefónica's Board of Directors at the proposal of the Nominating, Compensation and Corporate Governance Committee, the weighted payout ratio is 40%. The assessment of the level of compliance was based on the results of the audit by the Company’s external and internal auditors, which were first analyzed by the Audit and Control Committee before being validated by the Nominating, Compensation and Corporate Governance Committee and approved by the Board of Directors.
Finally, in relation to the CO2 Emission Neutralization and Reduction target, the Nominating, Compensation and Corporate Governance Committee has regularly monitored the level of CO2 Emissions Neutralization and, after analyzing the report from the Corporate Affairs and Sustainability Department, has determined the level of achievement. The Nominating, Compensation and Corporate Governance Committee was supported in this evaluation function by the Sustainability and Regulation Committee and the Audit and Control Committee. In this respect, the minimum CO2 emission reduction threshold that triggers the possibility of assessing the degree of compliance with the CO2 Neutralization target has been met and therefore the weighted payout ratio linked to CO2 Neutralization was 10%.
Taking into account the Relative TSR, Free Cash Flow and CO2 Neutralization results, the weighted payout ratio increased to 100%. Thus, at the end of the Plan's cycle, the Chief Operating Officer (COO) Mr. Ángel Vilá Boix is entitled to receive 745,000 gross shares.
In the case of Mr. José María Álvarez-Pallete López, due to his termination as Executive Chairman, he will not receive the delivery of shares corresponding to this cycle (995,000 gross shares) but will receive an equivalent settlement in cash.
Similarly, during the 2024 financial year, the Third cycle (2023-2025) of the Long-Term Incentive Plan 2021-2025 and First cycle (2024-2026) of the Long-Term Incentive Plan 2024-2028 were in force, starting on January 1, 2023 and January 1, 2024 respectively and ending on December 31, 2025 and December 31, 2026 respectively.
In relation to the Third cycle (2023-2025) of the Long-Term Incentive Plan 2021-2025, the number of Telefónica, S.A. shares that could be delivered to the participants, within the established maximum, is conditioned and determined by the compliance with the established objectives: 50% on the compliance with the Total Shareholder Return (TSR) objective of Telefónica, S.A. shares, 40% on the Telefónica Group's Free Cash Flow (FCF) and 10% on the Neutralization and Reduction of CO2 Emissions. On the other hand, in the First Cycle (2024-2026) of the Long-Term Incentive Plan 2024-2028, the weight of CO2 Neutralization and Emission Reduction has been reduced by half, giving room to the target for the number of Women in Executive Positions with a weight of 5%.

To determine compliance with the TSR target and calculate the specific number of shares to be delivered for this concept, the performance of the TSR on Telefónica, S.A.'s shares will be measured during the measurement period of each three-year cycle, in relation to the TSRs experienced by certain companies in the telecommunications sector, weighted according to their relevance to Telefónica, S.A., which for purposes of the Plan will constitute a comparison group (hereinafter the "Comparison Group"). The companies included in the Comparison Group are listed below: América Móvil, BT Group, Deutsche Telekom, Orange, Telecom Italia, Vodafone Group, Proximus, Koninklijke KPN, Millicom, Swisscom, Telenor, TeliaSonera, TIM Brasil, and Liberty Global.
With regard to complying with the TSR objective, the number of shares to be delivered associated with meeting this objective will range from 15% of the number of theoretical shares assigned, assuming that the TSR performance of Telefónica, S.A. shares is at least the median of the comparison group, to 50% if the performance is in the third quartile or above in the comparison group, with the percentage calculated by linear interpolation for cases falling between the median and third quartile.
In order to determine the compliance with the FCF objective and calculate the specific number of shares to be delivered for this concept, the FCF level generated by the Telefónica Group during each year will be measured and compared to the value set in the budgets approved by the Board of Directors for each financial year.
With regard to the FCF, for each of the cycles in force during the financial year 2024, the Board of Directors, at the proposal of the Nominating, Compensation and Corporate Governance Committee, determined a scale of achievement that includes a minimum threshold of 90% compliance, below which no incentive is paid and compliance with which will entail the delivery of 20% of the theoretical shares assigned, and a maximum level of 100% compliance, which will entail the delivery of 40% of the theoretical shares assigned. In the case of the First cycle (2024-2026) of the 2024-2028 Long-Term Incentive Plan, includes a potential upside in case of over achievement that may end in a payout of 60% at the end of the cycle.

In order to determine compliance with the CO2 Emission Neutralization and Reduction target and to calculate the specific number of shares to be delivered for this item, the level of CO2 Emissions Neutralization achieved at the end of the cycle will be measured, with the incentive being paid upon reaching a certain level of scope 1 + 2.

The level of direct and indirect CO2 emissions from our daily activity shall be calculated according to the following:
CO2 Emission = Activity Data x Emission Factor, where:

- Activity: Amount of energy, fuel, gas, etc. consumed by the Company.
- Emission Factor: Amount of CO2 emitted to the atmosphere by the consumption of each unit of activity.
The emission factor provided by official sources (European Union, Ministries, CNMC, International Energy Agency, etc.) is used for electricity and the GHG Protocol emission factors are used for fuels.
At the beginning of the Third Cycle (2023-2025) of the Long-Term Incentive Plan 2021-2025 and the First Cycle (2024-2026) of the Long-Term Incentive Plan 2024-2028, the Board of Directors of Telefónica, S.A., at the proposal of the Nominating, Compensation and Corporate Governance Committee, determined a scale of achievement that includes a minimum threshold of 90% compliance, below which no incentive is paid and compliance with which will entail the delivery of 5% of the theoretical shares assigned, and a maximum level of 100% compliance, which will entail the delivery of 10% of the theoretical shares assigned. In addition, a minimum level of emission reductions of Scope 1 + 2 will need to be achieved for the incentive to be paid.

In the case of Women in Executive Positions target for the Long-Term Incentive Plan 2024-2028, the proportion of Women Executives over the total executives population will be measured at December 31, 2026.

In any case, 100% of the shares delivered under the Plan to the Executive Directors and other Participants as determined by the Board of Directors shall be subject to a two-year holding period.

In addition, in accordance with the provisions of the Remuneration Policy for Directors of Telefónica, SA, the Executive Directors must maintain (directly or indirectly) a number of shares (including those delivered as remuneration) equivalent to two years of their Gross Fixed Remuneration, as long as they continue to belong to the Board of Directors and perform executive functions. Until such time as this requirement is met, the holding period for any shares delivered under the Plan to Executive Directors will be three years.

The maximum number of allocated shares to be delivered in the event of maximum compliance with the TSR (Total Shareholder Return), FCF (Free Cash Flow), CO2 Emission Neutralization Reduction and Women in Executive Positions targets of the active plans, as applicable, is shown below.
PSP 2021-2025 - Third cycle / 2023-2025

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	1,110,000
Mr. Ángel Vilá Boix	831,000
(*) Maximum possible number of shares to be received in case of maximum completion of TSR, FCF and Neutralization of CO2 Emissions target.
In any case, it is noted that no shares have been delivered to the Chief Operating Officer (COO) Mr. Ángel Vilá Boix under the Third cycle (2023-2025) of the Long-Term Incentive Plan 2021-2025 and that the above table only reflects the number of potentially deliverable shares, without in any way implying that all or part of the shares will actually be delivered.
In the case of Mr. José María Álvarez-Pallete López, due to his resignation as Executive Chairman, he will not receive the delivery of shares corresponding to this position but he will receive the equivalent part in cash based on the time he has been with the Company.
PSP 2024-2028 - First cycle / 2024-2026

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	1,015,000
Mr. Ángel Vilá Boix	760,000
(*) Maximum possible number of shares to be received in case of maximum completion of TSR, FCF and Neutralization of CO2 Emissions target.
In any case, it is noted that no shares have been delivered to the Chief Operating Officer (COO) Mr. Ángel Vilá Boix under the First cycle (2024-2026) of the Long-Term Incentive Plan 2024-2028 and that the above table only reflects the number of potentially deliverable shares, without in any way implying that all or part of the shares will actually be delivered.
In the case of Mr. José María Álvarez-Pallete López, due to his resignation as Executive Chairman, he will not receive the delivery in shares corresponding to this position but he will receive the equivalent part in cash based on the time he has been with the Company.
In addition, it should be noted that the external Directors of the Company do not receive and did not receive remuneration during the year 2024 in concept of pensions or life insurance, nor do they participate in compensation plans referenced to the value of the share price.
Furthermore, the Company does not grant nor has granted during the year 2024, an advance, loan or credit in favor of its Board Members or its Senior Management, complying with the requirements of the Sarbanes-Oxley Act published in the United States, which is applicable to Telefónica as a listed company in this market.
Remuneration of the Company’s Senior Management
As for the Directors who made up the Senior Management[1] of the company in the year 2024, excluding those who form an integral part of the Board of Directors, have accrued a total amount of 8,528,820 euros during the 2024 fiscal year.
In addition, and in terms of long-term savings systems, the contributions made by the Telefónica Group during the year 2024 to the Social Security Plan described in the "Income and expenditure" note with regard to these Directors increased to 947,676 euros; the contributions corresponding to the Pension Plan increased to 212,885 euros; the contributions to the Seguro Unit link-Excess Pension Fund increased to 113,293 euros.
Furthermore, the amount related to the remuneration in kind (which includes the fees for life insurance and other insurance, such as the general medical and dental coverage, and vehicle insurance) was 144,788 euros.
On the other hand, regarding share-based remuneration plans, during the year 2024, there were in force the following long-term variable remuneration plans:
The so-called "Performance Share Plan" ("PSP"), made up of: the Long-Term Incentive Plan 2021-2025 (with Second cycle (2022-2024) and Third cycle (2023-2025) active) approved by the General Shareholders' Meeting held on April 23, 2021, and the Long-Term Incentive Plan 2024-2028 (with First cycle (2024-2026) active), approved by the General Shareholders' Meeting held on April 12, 2024.
The target measurement period of the Second cycle (2022-2024) of the Long-Term Incentive Plan 2021-2025 started on January 1, 2022 and ended on December 31, 2024. The maximum number of shares allocated to be delivered in the event of maximum compliance with the TSR ("Total Shareholder Return"), FCF ("Free Cash Flow") and CO2 Emission Neutralization and Reduction targets set for the this cycle for all the Company's Senior Executives was 1,241,015.
At the end of the this cycle, Kepler provided the Nominating, Compensation and Corporate Governance Committee with the calculation of Telefónica's Total Shareholder Return, which was 33.6% at the end of the period, ranking fourth in the comparison group, i.e. above the 75th percentile according to the established scale of achievement, and generating a weighted payout ratio of 50% linked to relative TSR.
In terms of Free Cash Flow, after taking into account the partial annual payments for 2022, 2023 and 2024, the weighted payout ratio is 40%. The assessment of the level of compliance was based on the results of the audit by the Company’s external and internal auditors, which were first analyzed by the Audit and Control Committee before being validated by the Nominating, Compensation and Corporate Governance Committee and approved by the Board of Directors.
Finally, in relation to the CO2 Emission Neutralization and Reduction target, the Nominating, Compensation and Corporate Governance Committee has regularly monitored the level of CO2 Emission Neutralization and, after analyzing the report from the Corporate Affairs and Sustainability Department, has determined the level of achievement. The Nominating, Compensation and Corporate Governance Committee was supported in this evaluation function by the Sustainability and Regulation Committee and the Audit and Control Committee. In this respect, the minimum CO2 emission reduction threshold that triggers the possibility of assessing the degree of compliance with the CO2 Neutralization target has been met and therefore the weighted payout ratio linked to CO2 Neutralization was 10%.
Taking into account the Relative TSR, Free Cash Flow and CO2 Neutralization results, the weighted payout ratio increased to 100%. Thus, at the end of the first cycle of the Plan, the Company's Senior Executives are entitled to receive 1,241,015 gross shares.
The target measurement period for the Third cycle (2023-2025) of the Long-Term Incentive Plan 2021-2025 and First cycle (2024-2026) of the Long-Term Incentive Plan 2024-2028 started on January 1, 2023 and January 1, 2024 respectively, and will end on December 31, 2025 and December 31, 2026 respectively. The maximum number of shares allocated to be delivered in the event of maximum compliance with the TSR (Total Shareholder Return), FCF (Free Cash Flow), CO2 Emission Neutralization and Reduction and Women in Executive Positions targets set for both cycles, as applicable, for all the Company's Senior Executives is 1,378,418 in the Third cycle (2023-2025) of the Long-Term Incentive Plan 2021-2025 and 1,250,041 in the First cycle (2024-2026) of the Long-Term Incentive Plan 2024-2028.